Summary of Changes in Fair Value of Liabilities (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
2013 Series E
Warrant Liability
Balance	$ 25,737	$ 5,855,206	$ 0
Purchases, sales and settlements:
Warrants and other derivatives issued			5,057,354
Total gains or losses:
Unrealized appreciation	(25,737)	(5,829,469)	797,852
Balance	$ 0	$ 25,737	5,855,206
Value per Warrant	$ 0	$ 0.002
2013 Series D
Warrant Liability
Balance	$ 3,011,249	$ 12,482,527	0
Purchases, sales and settlements:
Warrants and other derivatives issued			10,552,240
Total gains or losses:
Unrealized appreciation	(1,660,048)	(9,471,278)	1,930,287
Balance	$ 1,351,201	$ 3,011,249	12,482,527
Value per Warrant	$ 0.105	$ 0.234
2013 Placement Agent
Warrant Liability
Balance	$ 18,907	$ 98,080	0
Purchases, sales and settlements:
Warrants and other derivatives issued			71,557
Total gains or losses:
Unrealized appreciation	(13,655)	(79,173)	26,523
Balance	$ 5,252	$ 18,907	98,080
Value per Warrant	$ 0.08	$ 0.288
2012 Series B
Warrant Liability
Balance	$ 12,381	$ 2,816,676	5,744,784
Total gains or losses:
Unrealized appreciation	(12,381)	(2,804,295)	(2,928,108)
Balance	$ 0	$ 12,381	2,816,676
Value per Warrant	$ 0	$ 0.002
2012 Series A
Warrant Liability
Balance	$ 3,507,938	$ 13,887,307	6,685,740
Total gains or losses:
Unrealized appreciation	(1,392,858)	(10,379,369)	7,201,567
Balance	$ 2,115,080	$ 3,507,938	13,887,307
Value per Warrant	$ 0.205	$ 0.340
2012 Placement Agent
Warrant Liability
Balance	$ 67,246	$ 362,633	542,530
Total gains or losses:
Unrealized appreciation	(53,342)	(295,387)	(179,897)
Balance	$ 13,904	$ 67,246	362,633
Value per Warrant	$ 0.049	$ 0.237
2010 Class B
Warrant Liability
Balance	$ 28,066	$ 362,452	898,722
Total gains or losses:
Unrealized appreciation	(28,066)	(334,386)	(536,270)
Balance	$ 0	$ 28,066	362,452
Value per Warrant	$ 0	$ 0.035
Warrant
Warrant Liability
Balance	$ 6,671,524	$ 35,864,881	21,420,276
Purchases, sales and settlements:
Warrants and other derivatives issued			15,681,151
Settlement of derivatives			(5,403,000)
Total gains or losses:
Unrealized appreciation	(3,186,087)	(29,193,357)	4,166,454
Balance	$ 3,485,437	$ 6,671,524	35,864,881
Value per Warrant	$ 0.143	$ 0.154
Debenture Conversion Feature
Warrant Liability
Balance	$ 0	$ 0	7,548,500
Purchases, sales and settlements:
Settlement of derivatives			(5,403,000)
Total gains or losses:
Unrealized appreciation			(2,145,500)
Balance		$ 0	$ 0